Accounts Payable and Accrued Expenses	9 Months Ended
Sep. 30, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

6. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following (dollars in thousands):

	As of
	September 30, 2014	December 31, 2013
Trade related	$682	$1,015
Accrued third party costs	1,168	1,566
Accrued taxes payable	1,575	1,160
Other accrued expenses	593	617

	$4,018	$4,358